TEMPORARY REDEEMABLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY - Recapitalization (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 05, 2024	Jul. 12, 2024	Jul. 11, 2024
Shares
Ending balance, shares		0
NCNV Preferred Stock
Amount
Issue price per share				$ 1,000	$ 600	$ 1,000
NCNV 1
Shares
Beginning balance, shares	55,312	55,312
Cancellation of NCNV1 preferred stock, shares	(562)	(562)
Ending balance, shares	54,750		55,312
Amount
Beginning balance	$ 55,312	$ 55,312
Cancellation of NCNV1 preferred stock	(562)	(562)
Reduction of the original issue price from $1,000 to $600 per share	(21,900)	$ (21,900)
Ending balance	$ 32,850		$ 55,312
NCNV 2
Shares
Beginning balance, shares
Issuance of Stock in exchange for Debt Forgiveness, shares	5,752	5,752
Ending balance, shares	5,752
Amount
Beginning balance
Issuance of Stock in exchange for Debt Forgiveness	5,752	5,752
Reduction of the original issue price from $1,000 to $600 per share	(2,301)	$ (2,301)
Ending balance	$ 3,451
NCNV 3
Shares
Beginning balance, shares	48,640	48,640
Issuance of Stock in exchange for Debt Forgiveness, shares			36,918
Ending balance, shares	48,640		48,640
Amount
Beginning balance	$ 48,640	$ 48,640
Issuance of Stock in exchange for Debt Forgiveness			$ 36,918
Reduction of the original issue price from $1,000 to $600 per share	(19,455)	$ (19,455)
Ending balance	$ 29,185		$ 48,640